PARTY-IN-INTEREST TRANSACTIONS (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	$ 1,493,824,156	$ 1,298,714,273
Kroger shares
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	14,884,550	14,991,270
Mutual funds
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	1,596,107	150,559,075
Common collective trust funds
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	1,477,343,499	1,133,163,928
Kroger | Kroger shares
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	$ 14,884,550	$ 14,991,270
Number of Shares	238,229	245,156
Trustee | FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	$ 69,433,338	$ 69,134,801
Trustee | Mutual funds
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	1,596,107	422,511
Trustee | Common collective trust funds
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	$ 1,168,818,318	$ 998,606,601